CONCESSION CONTRACT ASSETS	12 Months Ended
Dec. 31, 2021
Concession Contract Assets
CONCESSION CONTRACT ASSETS

15.	CONCESSION CONTRACT ASSETS

Under IFRS 15 —Revenue from contracts with customers, the infrastructure construction revenue for which the right to consideration depends on satisfaction of performance obligations related to the completion of its construction, or its future operation and maintenance are classified as contract assets as follows:

	2021	2020
Distribution — Infrastructure assets under construction	1,927	1,142
Gas — Infrastructure assets under construction	95	94
Transmission — National Grid (‘BNEs’ - Basic Network of the Existing System) - Law 12,783/13	2,011	1,896
Transmission — Assets remunerated by tariff	2,347	1,848
	6,380	4,980

Current	600	737
Non-current	5,780	4,243

Changes in concession contract assets are as follows:

	Transmission	Distribution	Gas	Total
Balances at December 31, 2018	2,909	518	82	3,509
Additions	312	903	43	1,258
Inflation adjustment	328	—	—	328
Amounts received	(473)	—	—	(473)
Disposals	—	—	(2)	(2)
Transfers to financial assets	—	(48)	—	(48)
Transfers to intangible assets	—	(630)	(55)	(685)
Impairment	—	(3)	—	(3)
Balances at December 31, 2019	3,076	740	68	3,884
Additions	201	1,346	50	1,597
Inflation adjustment	438	—	—	438
Results of the Periodic Tariff Review	552	—	—	552
Amounts received	(623)	—	—	(623)
Disposals	(7)	—	(2)	(9)
Transfers to financial assets	—	(60)	—	(60)
Transfers to intangible assets	—	(883)	(23)	(906)
Contract assets arising from business combination	108	—	—	108
Impairment	—	(1)	—	(1)
Balances at December 31, 2020	3,745	1,142	93	4,980
Additions	252	1,757	50	2,059
Inflation adjustment	660	—	—	660
Results of the Periodic Tariff Review	237	—	—	237
Amounts received	(612)	—	—	(612)
Disposals	(5)	—	(3)	(8)
Impairment	—	(11)	—	(11)
Transfers to financial assets	—	(110)	—	(110)
Transfers to intangible assets	—	(851)	(51)	(902)
Contract assets arising from business combination	81	—	—	81
Others additions	—	—	6	6
Balances at December 31, 2021	4,358	1,927	95	6,380

The amount of additions in the year ended December 31, 2021 includes R$15 under the heading capitalized borrowing costs, as presented in Note 22. The average rate to determine the amount of borrowing costs was 9.44%.

The Company has not identified any evidence of impairment of the others contract assets.

Energy and gas distribution activities

The concession infrastructure assets still under construction are recognized initially as contract assets, measured at amortized cost, including capitalized borrowing costs. When the asset starts operations, the construction performance obligation is concluded, and the assets are bifurcated into financial assets and intangible assets.

The transmission activity

For transmission concessions, the consideration to be paid to the Company arises from the concession contracts n. 006/97, n. 079/00, n. 004/05 and n. 006/11, as follows:

	2021	2020
Current
Concession contract - 004/05	27	19
Concession contract - 079/00	39	29
Concession contract — 006/11	7	—
Concession contract - 006/97
Basic Network of the Existing System (BNES)	318	533
Basic Network of New Facilities (BNNF)	209	156
	600	737
Non-current
Concession contract - 004/05	89	91
Concession contract - 079/00	152	133
Concession contract — 006/11	74	—
Concession contract - 006/97
Basic Network of the Existing System (BNES)	1,694	1,363
Basic Network of New Facilities (BNNF)	1,749	1,421
	3,758	3,008
	4,358	3,745

a)	Concession contract n. 006/97

The contract regulates the public service of commercial operation of transmission facilities that are classified as parts of the National Grid, pursuant to Law 9,074/1995 and to the regulation applicable, in effect until December 31, 2042.

The contract was renewed on December 4, 2012, for 30 years, from January 1, 2013, under Provisional Act 579 of September 11, 2012 (converted into Law 12,783/2013), which specified reimbursement for the assets that had not been depreciated on December 31, 2012.

On April 22, 2021, Resolution 2,852 ammended the repositioning of the RAP set by Resolution 2,712/2020, with retrospectively effect from July 1, 2018, and also the Adjustment Portion of the Review, with financial effects on the adjustment of RAP for the 2021-2022 cycle, with effect from July 1, 2021 to June 30, 2022.

The next Periodic Tariff Review (RTP) will take place in June 2023, with effect from July 1st, 2023. The indexer used to update the contract is the Expanded Consumer Price Index (Índice de Preços ao Consumidor Amplo — IPCA).

National Grid Assets - ‘BNEs’ — the regulatory cost of capital updating

In 2017, the Brazilian Large Free Customers’ Association (Associação Brasileira de Grandes Consumidores Livres), the Brazilian Auto Glass Industry Technical Association (Associação Técnica Brasileira das Indústrias Automáticas de Vidro) and the Brazilian Ferro-alloys and Silicon Metal Producers’ Association (Associação Brasileira dos Produtores de Ferroligas e de Silicio Metálico) obtained the preliminary injunction in their legal action against the grantor and the Federal Government requesting suspension of the effects on their tariffs of remuneration at cost of equity of portions of “National Grid” assets not yet paid from 2013 to 2017 owned to the agents that accepted the terms of Law 12,783/13.

In 2020 Aneel provisionally ratified only the inclusion of the cost of equity updated by IPCA index of the period between the 2017-2018 and 2019-2020 tariff cycles.

On January 06, 2021, the Brazilian General Attorney’s Office issued a legal opinion about the effects of the reversal of the court decision that had suspended the cost of equity remuneration of the transmission agents determined by Ministerial Order 120/2016, concluded that it must be updated by the cost of equity rate, until July 01, 2020, which is the date that the payment took place, and must be included to RAP as of July 1st, 2020 (2020-2021 cycle) for eight years.

On April 22, 2021, Aneel published Resolution 2,852, which altered Resolution 2,712/2020, defining, among other provisions, the financial component referred to. Thus, the cost of capital associated with the financial components was incorporated into the calculation of the periodic review processes of 2018 deciding the RAP of the transmission concessions that were extended under Law 12,783/2013. This caused 2 effects: (i) A new value for the component to be considered in the RAP of the tariff cycles for 2020-2021 to 2025-2026; and (ii) a residual value for the difference between the amount paid to the transmission companies in the 2017-2018 and 2019-2020 tariff cycles and the amount payable after the injunctions were overturned.

Thus, the debt balance of this component was recalculated, using remuneration at the rate of cost of capital, up to the date of actual payment (July 1st, 2020), discounted present value of amount paid.

Additionally, Aneel opted the alternative of ‘reprofiling’ these payments, for payment gradually over a period of 8 years, guaranteeing the net present value of the transaction.

In the proposed profile the minimum payment is made in the 2021-2022 cycle, with zero amortization of the debt portion of the balance; in the 2022-2023 cycle there is amortization at a rate of 3.0%, so as to amortize part of the debt and keep the level of payments stable; and there are then constant payments over the cycles of 2023-2024 to 2027-2028, with amortization rates of 16.11% per year. Thus, to achieve regulatory stability and mitigate sector risk, this RAP’s financial component might not be included in 2023 periodic review. The effects on short-term contractual assets due to the reduction of amortization in the two annual cycles of 2021–2022 and 2022–2023, corresponding to R$269, which was reclassified to long-term.

The Company recognized the effects of the decision by Aneel put into effect by Resolution 2,852/2021, amounting to R$211, based on recalculation of the financial component including the remuneration of capital at the rate of cost of capital, substituting the weighted average regulatory cost of capital, for the period from June 2017 to June 2020, and the new amounts of the component for the cycles of 2020-2021 and 2025-2026, taking into account the reprofiling of the payments under the terms of the Resolution.

b)	Concession contract 079/00

The contract regulates commercial operation of public transmission service, comprising construction, maintenance and operation of transmission of the following facilities: The Itajubá 3 Substation; the Itajubá 3 — Poços de Caldas Transmission Line; and the Itajubá 3–Cachoeira Paulista Transmission Line, in effect until October 4, 2034.

The indexer used for adjustment of the contract is the General Market Prices Index (Índice Geral de Preços do Mercado — IGP-M).

On March 30, 2021, the Resolution nº 2,839 updated the amounts of the RAPs and the adjustment portions for this contract, resulting in R$4 in contract assets amount.

The amounts will comprise the new RAP as from the adjustment for the 2021/2022 cycle and the adjustment portion relating to the backdating will be paid in 3 installments during the next adjustment processes.

The next Periodic Tariff Review (RTP) of the enhancements that have been approved will take place in June 2024 and be in effect from July 1st, 2024.

c)	Concession contract nº. 006/2011

The contract regulates commercial operation of public transmission service, comprising construction, maintenance and operation of the Sete Lagoas 4 substation, in effect until June 15, 2041.

The indexer used for adjustment of the contract is the Expanded National Consumer Price (‘Índice de Preços ao Consumidor Amplo’ – IPCA).

On July 13, 2021, Aneel established the RAP for the 2021–2022 cycle, through Resolution 2,895, which was amended by Resolution 2,959 on October 5, 2021, due to applications for reconsideration filed by the transmission concession holders.

The financial effects of the new RAPs, comparing with the contract financial forecasting model, were not significant, considering that there have not been significant changes in the assumptions used.

d)	Concession contract nº. 004/2005

The contract regulates the concession for the second-circuit 345kV transmission facility which runs between the Furnas and Pimenta substations, a distance of approximately 75 km, for a period of 30 years from March 2005. For making the transmission facilities available for commercial operation, Centroeste will receive the Permitted Annual Revenue (RAP), adjusted annually, in the first 15 years of commercial operation. In the 16th year of commercial operation, its RAP will be reduced by 50%, until the end of the concession.

The indexer used for adjustment of the contract is the IGP-M (Índice Geral de Preços do Mercado — General Market Prices Index).

On July 13, 2021, Aneel established the RAP for the 2021–2022 cycle, through Resolution 2,895, which was amended by Resolution 2,959 on October 5, 2021, due to applications for reconsideration filed by the transmission concession agents, including the Company.

The Company is assessing the financial effects of the RAPs established, comparing these amounts with the contract projections on financial modeling, and does not expect significant variations, considering that there were no significant changes in the assumptions applied.